Debt - Additional Information (Details 5) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 05, 2024	Dec. 14, 2023	Dec. 13, 2023	Feb. 19, 2021	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 10, 2022	May 31, 2022
Debt Instrument [Line Items]
Aggregate principal amount		$ 3,500,000
Common stock, value, issued						$ 2,022		$ 1,602	$ 645
Class A Common Stock [Member]
Debt Instrument [Line Items]
Aggregate principal amount		1,500,000
Gem Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,000,000
Cash agreed to pay	1,200,000
Monthly installments	$ 100,000
Payment of debt					$ 1,200,000
Gem Agreement [Member] | Class A Common Stock [Member]
Debt Instrument [Line Items]
Convertible debenture						$ 900,000
Shares issuable under the terms of promissory note	2,000,000
Shares issued under the terms of promissory note						139,470
Gem Agreement [Member] | Gem Warrant [Member]
Debt Instrument [Line Items]
Percentage of right to convert warrant to common shares											3.00%
Share Purchase Agreement [Member] | Gem Agreement [Member]
Debt Instrument [Line Items]
Common stock, value, issued											$ 100,000,000
GEM Term Sheet [Member] | Gem Agreement [Member]
Debt Instrument [Line Items]
Convertible debenture		$ 2,000,000	$ 2,000,000					2,000,000
Convertible debenture maturity period		5 years	5 years
Coupon rate		0.00%	0.00%
Commitment fee expense								2,000,000
GEM Term Sheet [Member] | Gem Agreement [Member] | Gem Warrant [Member] | Class A Common Stock [Member]
Debt Instrument [Line Items]
Percentage of right to convert warrant to common shares		3.00%	3.00%
Maximum [Member] | Share Purchase Agreement [Member] | Gem Agreement [Member]
Debt Instrument [Line Items]
Common stock, value, issued		$ 100,000,000
CP BF Lending, LLC [Member]
Debt Instrument [Line Items]
Derivatives measured at fair value				$ 3,000
Aggregate principal amount				8,000,000
Convertible Notes [Member] | CP BF Lending, LLC [Member]
Debt Instrument [Line Items]
Capitalized debt issuance costs				71,674
Aggregate principal amount				1,500,000
Convertible Notes [Member] | Loan Agreement With CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Debt Issuance Costs Incurred During The Period Gross									2,000
Interest expense						$ 116,411	$ 98,432	422,507	319,743
Interest expense debt						108,596	91,860	395,575	303,121
Debt related commitement fees and debt issuance costs						$ 7,815	$ 6,572	$ 26,932	$ 16,622
Effective interest rate percentage						16.00%	16.00%	16.00%	16.00%
Medium-term Notes [Member] | Loan Agreement With CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Interest expense						$ 292,327	$ 278,164	$ 1,140,106	$ 1,110,296
Interest expense debt						266,348	259,443	1,058,230	1,042,291
Debt related commitement fees and debt issuance costs						$ 25,979	$ 18,721	$ 81,876	$ 68,006
Term Note [Member] | CP BF Lending, LLC [Member]
Debt Instrument [Line Items]
Capitalized debt issuance costs				310,589
Aggregate principal amount				$ 6,500,000
Effective interest rate percentage						16.00%	16.00%	16.00%	16.00%
First Amendment Convertible Note [Member]
Debt Instrument [Line Items]
Amendment fee		$ 23,748
First Amendment Convertible Note [Member] | CP BF Lending, LLC [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 321,345